Notes Related to the Consolidated Statement of Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Detailed Information of Operating Income

Operating income consists of the following:

	For the year ended December 31,
(in thousands of euros)	2016	2017	2018
Research Tax Credit	3,347	3,187	4,375
Subsidies	463	—	—
Other income	327	178	72
Total	4,138	3,364	4,447

Summary of Operating Expense by Nature

5.2 Operating expenses by nature

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Consumables	2,071	917	1,153	66	2,136
Rental and maintenance	645	161	484	511	1,156
Services, subcontracting and fees	11,409	3,000	8,410	2,793	14,203
Personnel expenses	5,282	1,212	4,070	2,713	7,995
Other	35	8	27	577	613
Depreciation and amortization	277	25	252	148	425
Total	19,720	5,323	14,397	6,808	26,528

For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Consumables	2,391	1,859	532	148	2,539
Rental and maintenance	636	140	496	894	1,531
Services, subcontracting and fees	14,175	1,768	12,407	2,867	17,042
Personnel expenses	7,916	2,089	5,828	3,688	11,604
Other	81	37	44	927	1,008
Depreciation and amortization	263	94	169	266	530
Total	25,463	5,987	19,476	8,791	34,254

For the year ended December 31, 2018 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Consumables	1,789	1,061	728	33	1,822
Rental and maintenance	805	279	526	1,584	2,389
Services, subcontracting and fees	19,632	5,043	14,589	5,409	25,041
Personnel expenses	10,914	3,013	7,901	5,925	16,838
Other	67	38	30	1,122	1,189
Depreciation and amortization	260	68	192	529	789
Total	33,468	9,502	23,965	14,600	48,068

Summary of Personal Expenses

5.3 Personnel expenses

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Wages and salaries	3,371	701	2,670	1,486	4,857
Share-based payments (employees and executives)	674	142	532	490	1,164
Social security expenses	1,237	369	868	736	1,973
Total personnel expenses	5,282	1,211	4,070	2,713	7,995
For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Wages and salaries	5,229	1,200	4,028	1,990	7,218
Share-based payments (employees and executives)	833	292	541	642	1,475
Social security expenses	1,854	596	1,259	1,057	2,911
Total personnel expenses	7,916	2,088	5,828	3,688	11,604

For the year ended December 31, 2018 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	General and administrative expenses	Total
Wages and salaries	7,279	1,887	5,393	3,721	11,000
Share-based payments (employees and executives)	1,158	334	824	849	2,007
Social security expenses	2,476	792	1,684	1,355	3,831
Total personnel expenses	10,914	3,013	7,901	5,925	16,838

Summary of Depreciation and Amortization Expense

5.4 Depreciation and amortization expense

	For the year ended December 31,
	2016	2017	2018
(in thousands of euros)
Clinical studies	252	169	192
Other research and development expenses	26	94	68
Research and development expenses	277	263	260
General and administrative expenses	148	266	529
Total	425	530	789

Summary of Financial Income and Expense

5.5 Financial income and expense

	For the year ended December 31,
	2016	2017	2018
(in thousands of euros)
Interest expense on finance leases	(4)	(8)	(4)
Interest expense related to borrowings	—	(7)	(5)
Interest expense on repayable loan	—	—	—
Other finance expenses	(66)	(3,168)	(19)
Total financial expenses	(70)	(3,183)	(29)
Income from short term deposits	545	405	163
Other finance income	13	134	5,264
Total financial income	558	539	5,427
Financial income (expenses), net	488	(2,644)	5,399

Summary of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate

	For the year ended December 31,
	2016	2017	2018
(in thousands of euros)
Loss before tax	(21,902)	(33,533)	(38,224)
Theoretical tax expense or income	7,541	11,545	10,703
Current year loss not capitalized	(8,303)	(12,071)	(11,222)
CICE (employment and competitiveness tax credit) not included in taxable income	24	34	35
Research tax credits	1,144	1,097	1,225
Tax rate differences	(51)	—
Share-based compensation expense	(398)	(592)	(686)
Permanent differences		(10)	(54)
Other differences	33	—	(2)
Effective tax (loss)/income	(10)	3	(2)

Summary of Outstanding Instruments

Summary of outstanding instruments

Number of outstanding options with a ratio of 1 option = 10 shares	December 31, 2016		December 31, 2017		December 31, 2018
	Number of options	Weighted-average exercise price	Number of options 2017	Weighted-average exercise price	Number of options 2018	Weighted-average exercise price
Outstanding at January 1	45,533	€97.62	42,524	€98.01	40,804	€97.34
Granted during the year	—	€0.00	—	€0.00	—	€0.00
Forfeited during the year	(1,593)	€122.50	—	€0.00	—	€0.00
Exercised during the year	(1,416)	€75.52	(1,720)	€113.55	—	€0.00
Outstanding at December 31	42,524	€98.01	40,804	€97.34	40,804	€97.34
Exercisable at December 31	42,524	€98.01	40,804	€97.34	40,804	€97.34

Number of outstanding options with a ratio of 1 option = 1 share	December 31, 2016		December 31, 2017		December 31, 2018
	Number of options	Weighted-average exercise price	Number of options 2017	Weighted-average exercise price	Number of options 2018	Weighted-average exercise price
Outstanding at January 1	—	€0.00	89,499	€18.52	232,699	€22.07
Granted during the year	89,499	€18.52	143,200	€24.29	161,703	€16.70
Forfeited during the year	—	€0.00	—	€0.00	(54,339)	€20.26
Exercised during the year	—	€0.00	—	€0.00	—	€0.00
Outstanding at December 31	89,499	€18.52	232,699	€22.07	340,063	€19.87
Exercisable at December 31	—	€0.00	—	€0.00	88,999	€19.88

Summary of Number of Outstanding Free Shares

Number of outstanding free shares	December 31, 2016	December 31, 2017	December 31, 2018
Outstanding at January 1	—	111,261	217,447
Granted during the year	111,261	114,777	154,440
Forfeited during the year	—	(1,017)	(27,391)
Acquired during the year	—	(7,574)	(2,476)
Outstanding at December 31	111,261	217,447	342,020

Summary of Breakdown of Plan

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2016	of which employees	of which executives	of which directors
Grant in October 2016	151	71	80
TOTAL AGA	151	71	80	0
Grant in June 2015	187		187
Grant in October 2016	37			37
TOTAL BSA	224	0	187	37
Grant in January 2014	21		21
Grant in September 2015	261		261
Grant in May 2016	498	339	159
TOTAL BSPCE	780	339	441	0
Grant in October 2016	22	11	11
TOTAL SO	22	11	11	0
Total IFRS 2 expenses	1,178	421	719	37

Plan name	Amount in P&L in euros thousands as of December 31, 2017	of which employees	of which executives	of which directors
Grant in October 2016	533	250	283
Grant in January 2017	92		92
Grant in June 2017	348	156	192
Grant in October 2017	27	27
TOTAL AGA	1,000	433	567	0
Grant in June 2015	50		50
Grant in October 2016	126			126
Grant in January 2017	10			10
Grant in June 2017	165			165
TOTAL BSA	350	0	50	301
Grant in January 2014	7		7
Grant in September 2015	51		51
Grant in May 2016	138	94	44
TOTAL BSPCE	196	94	102	0
Grant in October 2016	90	45	44
Grant in January 2017	46	46
Grant in June 2017	65	44	21
Grant in October 2017	23	23
TOTAL SO	223	158	65	0
Total IFRS 2 expenses	1,769	685	784	301

Plan name	Amount in P&L in euros thousands as of December 31, 2018	of which employees	of which executives	of which directors
Grant in October 2016	219	103	116	—
Grant in January 2017	31	—	31	—
Grant in June 2017	483	222	262	—
Grant in October 2017	99	99	—	—
Grant in January 2018	538	303	235	—
TOTAL AGA	1,371	727	644	—
Grant in October 2016	71	—	—	71
Grant in January 2017	16	—	—	16
Grant in June 2017	178	—	—	178
Grant in January 2018	177	—	—	177
TOTAL BSA	442	—	—	442
Grant in October 2016	73	37	36	—
Grant in January 2017	6	6	—	—
Grant in June 2017	137	96	41	—
Grant in October 2017	92	92	—	—
Grant in January 2018	317	185	132	—
Grant in September 2018	11	—	11	—
TOTAL SO	636	416	220	—
Total IFRS 2 expenses	2,449	1,142	865	442

BSPCE plan [Member]
Summary of Subscription Warrants

Founder subscription warrants (“BSPCE”) plan

The type of founder subscriptions warrants issued by the Company are the following:

Types of securities	BSPCE2012	BSPCE2014
Number of warrants granted	33,787	19,500
Number of warrants exercised	16,811	1,500
Number of warrants forfeited	0	1,090
Exercise price per new share subscribed (in €)	Depends on the grant date
Final date for exercising warrants	May 20, 2020	January 22, 2024
Parity	1 warrant for 10 shares	1 warrant for 10 shares
Maximum number of new shares that can be issued as of December 31, 2018	169,760	169,100

Summary Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2016, 2017 and 2018 are:

Grant in May 2016
Number of warrants	5,000 BSPCE2014
Exercise price	€24.75
Price of the underlying share	€24.75
Risk free interest rate	-0.18% to -0.11%
Expected dividends	0%
Volatility (1)	21.25% to 22.27%
Expected term	5 to 5.51 years
Fair value of the plan (in thousands of euros)	636

(1)	based on the historical volatility observed on the NextBiotech index

BSA plan [Member]
Summary of Subscription Warrants

Share subscription warrants (“BSA”) plan

Types of securities	BSA2012	BSA2014	BSA2016	BSA2017
Number of warrants granted	10,760	3,000	60,000	95,500
Number of warrants exercised	6,742	100	0	0
Exercise price per new share subscribed (in €)	7,362	12,250	Depends on the grant date
Parity	1 warrant for 10 shares	1 warrant for 10 shares	1 warrant for 1 share	1 warrant for 1 share
Vesting period	NA	NA	Tranche 1: 1 year Tranche 2: 2 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years
Maximum number of new shares that can be issued as of December 31, 2018	40,180	29,000	60,000	95,500

Summary Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2016, 2017 and 2018 are:

	Grant in October 2016	Grant in January 2017	Grant in June 2017	Grant in January 2018
Number of warrants	45,000 BSA2016	15,000 BSA2016	55,000 BSA2017	40,500 BSA2017
Exercise price	18.52€	13.46€	26.47€	18.00€
Price of the underlying share	18.52€	15.51€	28.25€	18.00€
Attrition rate	0.00%	0.00%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	45.00%	48.00%	48.00%	43.94%
Repo margin	5.00%	5.00%	5.00%	n/a
Expected term	3 years	3 years	3 years	T1 : 5,5 years T2 : 6 years T3 : 6,5 years
Fair value of the plan (in thousands of euros)	198	58	394	300

SO plan [Member]
Summary Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2016, 2017 and 2018 are:

	Grant in October 2016	Grant in January 2017	Grant in June 2017
Number of options	44,499 SO2016	3,000 SO2016	18,000 SO2016 22,200 SO2017
Exercise price	18.52€	15.65€	26.47€
Price of the underlying share	18.52€	15.51€	28.25€
Attrition rate	0.00%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	45.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Expected term	3 years	3 years	3 years
Fair value of the plan (in thousands of euros)	202	13	308

	Grant in October 2017	Grant in January 2018	Grant in September 2018
Number of options	30,000 SO2016	97,203 SO2017	24,000 SO2018
Exercise price	23.59€	18.00€	9.26€
Price of the underlying share	24.70€	18.00€	8.75€
Attrition rate	0.00%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	48.00%	43.94%	41.59%
Repo margin	5.00%	n/a	n/a
Expected term	3 years	T1 : 6 years T2 : 6,5 years	T1 : 6 years T2 : 6,5 years
Fair value of the plan (in thousands of euros)	208	731	80

(1)	based on the historical volatility observed on the ERYP index on Euronext

Summary of Stock Options

Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018
Number stock options granted	95,499	119,403	24,000
Number of stock options forfeited	28,500	25,839	0
Number of tranches	2	2	2
Vesting period	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years
Maximum number of new shares that can be issued as of December 31, 2018	66,999	93,564	24,000

AGA Plan [Member]
Summary Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2016, 2017 and 2018 are:

	Grant in October 2016	Grant in January 2017	Grant in June 2017
Number of shares	111,261 AGA2016	15,000 AGA2016	8,652 AGA2016 74,475 AGA2017
Price of the underlying share	18.52€	15.51€	28.25€
Attrition rate	0.00%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	45.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Expected term	3 years	3 years	3 years
Performance criteria	(2)	(3)	(3)
Fair value of the plan (in thousands of euros)	974	115	1,081

	Grant in October 2017	Grant in January 2018
Number of shares	16,650 AGA2016	40,500 AGA2016 113,940 AGA2017
Price of the underlying share	24.70€	18.00€
Attrition rate	0.00%	0.00%
Expected dividends	0.00%	0.00%
Volatility (1)	48.00%	42.17%
Repo margin	5.00%	5.00%
Expected term	3 years	3 years
Performance criteria	(3)	(4)
Fair value of the plan (in thousands of euros)	180	1,145

(1)	based on the historical volatility observed on the ERYP index on Euronext;
(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•	ERYP2016: average price of the 40-quoted market share price days before the grant date, which was €20.22 at the grant date
•	ERYPi : average price of the 40-quoted market share price days before the acquisition date,
•	Tri: ERYPi / (ERYP2016-1)
•	If TRi <=0 % no shares granted are acquired
•	If Tri>100% all the shares granted are acquired
•	If 0%<TRi<100% shares granted are acquired following the TRi percentage
(3)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•

ERYP2017: average price of the 40-quoted market share price days before the grant date (€13.46 for the plan granted in January 2017, €26.47 for the plan granted in June 2017, €24.48 for the plan granted in October 2017)

•	ERYPi : average price of the 40-quoted market share price days before the acquisition date,
•	Tri: ERYPi / (ERYP2017-1)
•	If TRi <=0 % no shares granted are acquired
•	If Tri>100% all the shares granted are acquired
•	If 0%<TRi<100% shares granted are acquired following the TRi percentage
(4)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•	ERYP2018: average price of the 40-quoted market share price days before the grant date, which was €20.12 at the grant date
•	ERYPi : average price of the 40-quoted market share price days before the acquisition date,
•	Tri: ERYPi / (ERYP2018-1)
•	If TRi <=0 % no shares granted are acquired
•	If Tri>100% all the shares granted are acquired
•	If 0%<TRi<100% shares granted are acquired following the TRi percentage

Summary of Free Shares

Free shares (“AGA”) plan

Types of securities	AGA2016	AGA2017
Number of free shares granted	192,063	188,415
Number of free shares forfeited	12,733	15,675
Number of free shares acquired	10,050	0
Number of tranches	3	3
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years
Maximum number of new shares that can be issued as of December 31, 2018	169,280	172,740